Financial Instruments - Disclosure of fair value measurement of assets and liabilities (Details) - Derivative financial instrument - GBP (£) £ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Financial assets	£ 2,492	£ 1,273
Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets	£ 2,492	£ 1,273	£ 7,923